Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair values of derivative financial instruments recorded in the Company's Consolidated Balance Sheets were as follows:

	December 31,
	2011		2010
(dollars in millions)	Assets	Liabilities	Assets	Liabilities

Derivatives designated as hedges:
Foreign exchange contracts –
Current	$1.9	$7.0	$0.7	$1.8
Non-current	–	0.6	–	–
Total derivatives designated as hedges	1.9	7.6	0.7	1.8

Derivatives not designated as hedges:
Foreign exchange contracts –
Current	2.5	10.6	1.4	–
Non-current	–	–	–	–

Interest rate swaps –
Current	1.4	–	–	–
Non-current	–	–	4.8	–
Total derivatives not designated as hedges	3.9	10.6	6.2	–

Total derivatives	$5.8	$18.2	$6.9	$1.8

Schedule of Derivative Instruments in Cash Flow Hedges, Gain (Loss) in Statement of Financial Performance
The effects of derivative financial instruments on the Company's consolidated financial statements for the years ended December 31, 2011 and December 31, 2010 were as follows (dollars in millions):

	Effective Portion
Derivatives in Cash Flow Hedging Relationships	Amount of Pre-Tax Gain (Loss) Recognized in OCI on Derivatives at December 31,			Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income at December 31,
	2011	2010	2009		2011	2010	2009

Foreign exchange contracts	$(6.3)	$(9.0)	$17.9	Revenues	$2.2	$(4.9)	$(17.3)

				Cost of Goods sold	(9.4)	(11.8)	$(8.4)

				Depreciation expense	(0.1)	(0.1)	(0.1)

	$(6.3)	$(9.0)	$17.9		$(7.3)	$(16.8)	$(25.8)

Fair Value of Financial Instruments in the Balance Sheet
Following is a summary of the Company's financial instruments which have been valued at fair value in the Company's Consolidated Balance Sheets at December 31, 2011 and 2010:

	Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1)		Fair Value Based on Significant Other Observable Inputs (Level 2)		Fair Value Based on Significant Unobservable Inputs (Level 3)		Total
(dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010

Cash and cash equivalents:
Cash	$491.7	$448.7	$–	$–	$–	$–	$491.7	$448.7
Money market funds	133.4	266.3	–	–	–	–	133.4	266.3
Commercial paper	–		140.4	778.7	–	–	140.4	778.7
U.S. treasury securities	–	162.7	–	–	–	–	–	162.7
U.S. non-governmental agency asset-backed securities	–	–	27.8	137.1	–	–	27.8	137.1
U.S. corporate obligations	29.1	–	–	–	–	–	29.1	–
Non-U.S. bank and other obligations	76.5	39.0	–	–	–	–	76.5	39.0
Short-term investments:
Commercial paper	–	–	213.5	–	–	–	213.5	–
U.S. Treasury securities	10.1	–	–	–	–	–	10.1	–
U.S. non-governmental agency asset-backed securities	–	–	77.3	–	–	–	77.3	–
U.S. corporate obligations	122.6	–	–	–	–	–	122.6	–
Derivatives, net asset (liability):
Foreign currency contracts	–	–	(13.8)	0.3	–	–	(13.8)	0.3
Interest rate contracts	–	–	1.4	4.8	–	–	1.4	4.8
	$863.4	$916.7	$446.6	$920.9	$–	$–	$1,310.0	$1,837.6

Information relating to the contracts and estimated fair values recorded in the Company's Consolidated Balance Sheets
Total gross volume bought (sold) by notional currency and maturity date on open derivative contracts at December 31, 2011 was as follows:

	Notional Amount Swaps	Notional Amount - Buy			Notional Amount - Sell
(in millions)	2012	2012	2013	Total	2012	2013	Total
FX Forward Contracts
Notional currency in:
EUR	–	123.7	11.3	135.0	(25.2)	–	(25.2)
GBP	–	34.0	–	34.0	(16.2)	–	(16.2)
RON	–	–	–	–	(10.0)	–	(10.0)
NOK	–	90.0	–	90.0	(37.2)	–	(37.2)
SGD	–	13.2	–	13.2	–	–	–
USD	–	48.5	–	48.5	(88.9)	(6.7)	(95.6)

Interest Rate Swaps
USD	800.0	–	–	–	–	–	–

Pre-tax gain (loss) from ineffective portion of derivatives
The amount of pre-tax gain (loss) from the ineffective portion of derivatives designated as hedging instruments and from derivatives not designated as hedging instruments was:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Derivatives designated as hedging instruments:
Foreign currency contracts –
Cost of sales	$(0.8)	$(0.7)	$2.8

Derivatives not designated as hedging instruments:
Foreign currency contracts –
Cost of sales	(0.5)	2.7	1.1
Other costs	(9.3)	–	–

Equity call options –
Other costs	(12.2)	–	–

Interest rate swaps –
Interest, net	(0.2)	7.2	1.2
Total pre-tax gain (loss)	$(23.0)	$9.2	$5.1